Debt and Lease Liabilities - Hedged Items (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2023 USD ($)	Aug. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 89,814,233			$ 300.0
Open Ended Fund [Member]
Offset against:
Foreign exchange loss derived from the hedged Warrants issued by investments in Open-Ended Fund	98,017
Designated as hedging instruments
Disclosure of detailed information about hedged items [line items]
Notional amount	43,000,795	$ 50,219,558	$ 2,539.5		$ 2,578.5
Recognized in:
Comprehensive gain	6,683,712	3,375,804
Total foreign exchange gain (loss) derived from hedging Senior Notes	6,683,712	3,375,804
Offset against:
Total foreign currency translation and foreign exchange loss derived from hedged assets	(6,683,712)	(3,375,804)
Designated as hedging instruments | Investment in shares of TelevisaUnivision
Offset against:
Foreign exchange loss derived from the hedged Warrants issued by investments in Open-Ended Fund	(6,585,695)	(3,261,758)
Designated as hedging instruments | Open Ended Fund [Member]
Offset against:
Foreign exchange loss derived from the hedged Warrants issued by investments in Open-Ended Fund	(98,017)	(114,046)
Designated as hedging instruments | Net investment in foreign operations | Investment in shares of TelevisaUnivision
Disclosure of detailed information about hedged items [line items]
Notional amount	42,326,344	49,446,349	2,499.7		2,538.8
Designated as hedging instruments | Fair value | Open Ended Fund [Member]
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 674,451	$ 773,209	$ 39.8		$ 39.7